WRITE-OFF OF PAYABLES, RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
WRITE-OFF OF PAYABLES, RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONMENT
NOTE 4 - WRITE-OFF OF PAYABLES, RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONMENT

NOTE 4 -WRITE-OFF OF PAYABLES, RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONMENT

The Company takes the position that the statute of limitations with respect to the Related Party Loans has expired and the lenders are barred from pursuing a claim against us for repayment of the amount loaned. Nevada law relating to the statute of limitations is found in Chapter 11 of the Nevada Revised Statutes (“NRS”), titled “Limitations of Actions” (https://www.leg.state.nv.us/NRS/NRS-011.html#NRS011Sec190). NRS 11.010 titled “Commencement of civil actions” provides that “Civil actions can only be commenced within the periods prescribed in this chapter, after the cause of action shall have accrued, except where a different limitation is prescribed by statute.”

Given the foregoing, all existing liabilities would be time barred by the statute of limitations:

	Last 10-Q	Last 10-K
	10/31/07	1/31/07
Accounts payable	94,888	85,225
Accrued liabilities	25,347	18,935
Due to related parties	293,931	248,636
Loans payable	409,000	397,000
Total Liabilities	823,166	749,796

Therefore, the Company made the decision to write-off the Related Party Loans, Accrued Interest and Other Payables totaling $823,166 as of January 31, 2017. The debts were written off against Additional Paid in Capital—per ASC Section 470-50-40. ASC Section 470-50-40 (Debt Modification and Extinguishments), considers Related Party Transactions to be capital transactions and the extinguishment of the debt is in effect a capital transaction and it is not a gain or loss recognition event and should be excluded from the determination of net income.

NOTE 4 -WRITE-OFF OF PAYABLES, RELATED PARTY TRANSACTIONS AND ACCRUED INTEREST OCCURRING PRIOR TO THE COMPANY ABANDONMENT

The last debts incurred by the Company was in 2007, 13 years ago. No new loans have been identified since the last filing and since the new owner has acquired the Company.

The new management of the Company takes the position that the statute of limitations with respect to the Related Party Loans has expired and the lenders are barred from pursuing a claim against us for repayment of the amount loaned. Nevada law relating to the statute of limitations is found in Chapter 11 of the Nevada Revised Statutes (“NRS”), titled “Limitations of Actions” (https://www.leg.state.nv.us/NRS/NRS-011.html#NRS011Sec190). NRS 11.010 titled “Commencement of civil actions” provides that “Civil actions can only be commenced within the periods prescribed in this chapter, after the cause of action shall have accrued, except where a different limitation is prescribed by statute.”

Given the foregoing, all existing liabilities would be time barred by the statute of limitations:

	Last 10-Q	Last 10-K
	10/31/07	1/31/07
Accounts payable	94,888	85,225
Accrued liabilities	25,347	18,935
Due to related parties	293,931	248,636
Loans payable	409,000	397,000
Total Liabilities	823,166	749,796

Therefore, the Company made the decision to write-off the Related Party Loans, Accrued Interest and Other Payables totaling $823,160 as of January 31, 2017. The debts were written off against Additional Paid in Capital—per ASC Section 470-50-40. ASC Section 470-50-40 (Debt Modification and Extinguishments), considers Related Party Transactions to be capital transactions and the extinguishment of the debt is in effect a capital transaction and it is not a gain or loss recognition event and should be excluded from the determination of net income.